Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2022	2021	2020
Basic	3,259,952	3,277,062	3,270,996
Diluted	3,264,661	3,338,151	3,306,503